PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	¥ 19,818	$ 2,875	¥ 123,447	¥ (2,376,832)
Net cash (used in)/provided by investing activities	(798,046)	(115,706)	337	(1,712,333)
Net cash provided by/(used in) financing activities	(2,276,260)	(330,027)	1,514,660	4,029,070
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(2,977,355)	(431,675)	1,616,229	(42,384)
Cash and cash equivalents and restricted cash at beginning of years	6,555,274	950,425	4,939,045	4,981,429
Cash and cash equivalents and restricted cash at end of years	3,577,919	518,750	6,555,274	4,939,045
Parent Company | Reportable Legal Entities
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	(587,039)	(85,112)	1,383,630	130,504
Net cash (used in)/provided by investing activities				(6,802,055)
Net cash provided by/(used in) financing activities	(2,276,260)	(330,027)	1,514,660	5,806,861
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(2,863,299)	(415,139)	2,898,290	(864,690)
Cash and cash equivalents and restricted cash at beginning of years	3,078,291	446,310	180,001	1,044,691
Cash and cash equivalents and restricted cash at end of years	¥ 214,992	$ 31,171	¥ 3,078,291	¥ 180,001